Davis Opportunity Fund | Davis Opportunity Fund - Class A

Highest/Lowest quarterly results during this time period were:

Highest 22.36% (quarter ended June 30, 2009)

Lowest -24.35% (quarter ended December 31, 2008)

Total return for the three months ended March 31, 2017 (non-annualized) was 4.89%.

Davis Opportunity Fund
Fund Summary: Davis Opportunity Fund
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the "How to Choose a Share Class" section of the Fund's prospectus on page 44 and in the "Selecting the Appropriate Class of Shares" section of the Fund's statement of additional information on page 42. In addition, descriptions of the sales load waivers and/or discounts for Class A shares with respect to certain financial intermediaries are reproduced in "Appendix A: Intermediary-Specific Sales Charge Waivers and Discounts" to the statutory prospectus based on information provided by the financial intermediary.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Davis Opportunity Fund	Davis Opportunity Fund - Class A	Davis Opportunity Fund - Class B	Davis Opportunity Fund - Class C	Davis Opportunity Fund - Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	none	none	none
Maximum deferred sales charge (as a percentage of the amount redeemed)	0.50%	4.00%	1.00%	none
Redemption or exchange fee	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Davis Opportunity Fund	Davis Opportunity Fund - Class A	Davis Opportunity Fund - Class B	Davis Opportunity Fund - Class C	Davis Opportunity Fund - Class Y
Management fees	0.55%	0.55%	0.55%	0.55%
Distribution and/or service (12b-1) fees	0.22%	1.00%	1.00%	none
Other Expenses (as a percentage of net assets)	0.18%	0.56%	0.20%	0.16%
Total annual fund operating expenses	0.95%	2.11%	1.75%	0.71%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Davis Opportunity Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Davis Opportunity Fund - Class A	567	763	976	1,586
Davis Opportunity Fund - Class B	614	961	1,334	2,004
Davis Opportunity Fund - Class C	278	551	949	2,062
Davis Opportunity Fund - Class Y	73	227	395	883

Expense Example, No Redemption - Davis Opportunity Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Davis Opportunity Fund - Class A	567	763	976	1,586
Davis Opportunity Fund - Class B	214	661	1,134	2,004
Davis Opportunity Fund - Class C	178	551	949	2,062
Davis Opportunity Fund - Class Y	73	227	395	883

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.
Principal Investment Strategies

Davis Selected Advisers, L.P. ("Davis Advisors" or the "Adviser"), the Fund's investment adviser, uses the Davis Investment Discipline to invest Davis Opportunity Fund's portfolio principally in common stocks (including indirect holdings of common stock through depositary receipts). The Fund may invest in large, medium, or small companies without regard to market capitalization and may invest in issuers in foreign countries, including countries with developed or emerging markets.

Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors' estimate of the company's intrinsic value based upon fundamental analysis of cash flows, assets and liabilities, and other criteria which Davis Advisors deems to be material on a company-by-company basis. Davis Advisors' goal is to invest in companies for the long term (ideally, five years or longer, although this goal may not be met). Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive, or to raise cash to purchase a more attractive investment opportunity, to satisfy net redemptions, or other purposes.

Principal Risks of Investing in Davis Opportunity Fund

You may lose money by investing in the Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

  Common Stock Risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer's other securities, including preferred, convertible, and debt securities.
  Depositary Receipts Risk. Depositary receipts, consisting of American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities. Depositary receipts may trade at a discount, or a premium, to the underlying security and may be less liquid than the underlying securities listed on an exchange.
  Emerging Market Risk. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks not found in more mature markets. These securities may be more volatile and less liquid, which may also make them more difficult to value, than securities issued in countries with developed economies.
  Fees and Expenses Risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return that a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low-return environment, or a bear market, increases the risk that a shareholder may lose money.
  Foreign Country Risk. Securities of foreign companies (including ADRs) may be subject to greater risk, as foreign economies may not be as strong or diversified, foreign political systems may not be as stable and foreign financial reporting standards may not be as rigorous as they are in the United States. There may also be less information publicly available regarding the non-U.S. issuers and their securities. These securities may be less liquid (and, in some cases, may be illiquid) and could be harder to value than more liquid securities.
  Foreign Currency Risk. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. For example, when the Fund holds a security that is denominated in a foreign currency, a decline of that foreign currency against the U.S. dollar would generally cause the value of the Fund's shares to decline.
  Headline Risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, management or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company's stock may never recover or may become worthless.
  Large-Capitalization Companies Risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid-and small-capitalization companies.
  Manager Risk. Poor security selection or focus on securities in a particular sector, category or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
  Mid- and Small-Capitalization Companies Risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid- and small-capitalization companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
  Stock Market Risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person.
Performance Results

The bar chart below provides some indication of the risks of investing in Davis Opportunity Fund by showing how the Fund's investment results have varied from year to year. The following table shows how the Fund's average annual total returns for the periods indicated compare with those of the Russell 3000(R) Index, a broad based securities market index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Calendar year total returns for Class A shares (Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.)

Average Annual Total Returns
for the periods ended December 31, 2016 (with maximum sales charge)
Average Annual Total Returns - Davis Opportunity Fund	1 YEAR	5 YEARS	10 YEARS
Davis Opportunity Fund - Class A	9.79%	14.51%	5.48%
Davis Opportunity Fund - Class A | After taxes on distributions	9.11%	12.67%	4.45%
Davis Opportunity Fund - Class A | After taxes on distributions and sale of fund shares	5.99%	11.41%	4.25%
Davis Opportunity Fund - Class B	9.95%	14.23%	5.32%
Davis Opportunity Fund - Class C	13.38%	14.72%	5.17%
Davis Opportunity Fund - Class Y	15.55%	15.90%	6.29%
Russell 3000® Index - reflects no deduction for fees, expenses or taxes	12.74%	14.67%	7.08%

Davis Government Bond Fund | Davis Government Bond Fund - Class A

Highest/Lowest quarterly results during this time period were:

Highest 2.05% (quarter ended December 31, 2007)

Lowest -1.26% (quarter ended June 30, 2013)

Total return for the three months ended March 31, 2017 (non-annualized) was 0.33%.

Davis Government Bond Fund 30-Day SEC Yield, Class A Shares

as of December 31, 2016

30-Day SEC Yield 0.53%

You can obtain the Fund's most recent 30-day SEC Yield by calling Investor Services toll-free at 1-800-279-0279, Monday through Friday, from 9 a.m. to 6 p.m. Eastern time.

Davis Government Bond Fund
Fund Summary: Davis Government Bond Fund
Investment Objective
The Fund seeks current income.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the "How to Choose a Share Class" section of the Fund's prospectus on page 44 and in the "Selecting the Appropriate Class of Shares" section of the Fund's statement of additional information on page 42. In addition, descriptions of the sales load waivers and/or discounts for Class A shares with respect to certain financial intermediaries are reproduced in "Appendix A: Intermediary-Specific Sales Charge Waivers and Discounts" to the statutory prospectus based on information provided by the financial intermediary.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Davis Government Bond Fund	Davis Government Bond Fund - Class A	Davis Government Bond Fund - Class B	Davis Government Bond Fund - Class C	Davis Government Bond Fund - Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	none	none	none
Maximum deferred sales charge (as a percentage of the amount redeemed)	0.50%	4.00%	1.00%	none
Redemption or exchange fee	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Davis Government Bond Fund	Davis Government Bond Fund - Class A	Davis Government Bond Fund - Class B	Davis Government Bond Fund - Class C	Davis Government Bond Fund - Class Y
Management fees	0.30%	0.30%	0.30%	0.30%
Distribution and/or service (12b-1) fees	0.22%	1.00%	1.00%	none
Other Expenses (as a percentage of net assets)	0.51%	0.80%	0.51%	0.41%
Total annual fund operating expenses	1.03%	2.10%	1.81%	0.71%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Davis Government Bond Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Davis Government Bond Fund - Class A	575	787	1,017	1,675
Davis Government Bond Fund - Class B	613	958	1,329	2,028
Davis Government Bond Fund - Class C	284	569	980	2,127
Davis Government Bond Fund - Class Y	73	227	395	883

Expense Example, No Redemption - Davis Government Bond Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Davis Government Bond Fund - Class A	575	787	1,017	1,675
Davis Government Bond Fund - Class B	213	658	1,129	2,028
Davis Government Bond Fund - Class C	184	569	980	2,127
Davis Government Bond Fund - Class Y	73	227	395	883

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 65% of the average value of its portfolio.
Principal Investment Strategies
Davis Government Bond Fund invests exclusively in U.S. Treasury securities, U.S. Government agency securities, U.S. Government agency mortgage securities (collectively "U.S. Government Securities"), and repurchase agreements collateralized by U.S. Government Securities. Under normal circumstances the Fund's portfolio will maintain a weighted average maturity of three years or less.
Principal Risks of Investing in Davis Government Bond Fund

You may lose money by investing in the Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

  Changes in Debt Rating Risk. If a rating agency gives a fixed income security or its issuer a low rating, the value of the security will decline because investors will demand a higher rate of return.
  Credit Risk. The issuer of a fixed income security (potentially even the U.S. Government) may be unable to make timely payments of interest and principal.
  Extension and Prepayment Risk. Extension risk occurs when borrowers maintain their existing debt obligations until they come due instead of choosing to prepay them. Prepayment risk occurs when borrowers prepay their debt obligations more quickly than usual so that they can refinance at a lower rate. The pace at which borrowers prepay affects the yield and the cash flow to holders of securities and the market value of those securities.
  Fees and Expenses Risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return that a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low-return environment, or a bear market, increases the risk that a shareholder may lose money.
  Inflation Risk. Also called purchasing power risk, this is the chance that the cash flows from an investment won't be worth as much in the future because of changes in purchasing power due to inflation.
  Interest Rate Risk. Interest rate increases can cause the price of a debt security to decrease.
  Repurchase Agreement Risk. The repurchase obligation of the seller is, in effect, secured by the underlying securities. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses.
  U.S. Government Securities Risk. Generally, government securities, like other debt securities, are interest rate sensitive. During periods of falling interest rates, the values of debt securities held by the Fund generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating services in their ratings of debt securities and changes in the ability of an issuer to make payments of interest and principal also will affect the value of these investments.
  Variable Current Income Risk. The income that the Fund pays to investors is not stable.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person.
Performance Results

The bar chart below provides some indication of the risks of investing in Davis Government Bond Fund by showing how the Fund's investment results have varied from year to year. The following table shows how the Fund's average annual total returns for the periods indicated compare with those of the Citigroup U.S. Treasury/Agency 1-3 Year Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Calendar year total returns for Class A shares (Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.)

Average Annual Total Returns
for the periods ended December 31, 2016 (with maximum sales charge)
Average Annual Total Returns - Davis Government Bond Fund	1 YEAR	5 YEARS	10 YEARS
Davis Government Bond Fund - Class A	(4.99%)	(0.89%)	1.24%
Davis Government Bond Fund - Class A | After taxes on distributions	(5.27%)	(1.29%)	0.50%
Davis Government Bond Fund - Class A | After taxes on distributions and sale of fund shares	(2.83%)	(0.84%)	0.68%
Davis Government Bond Fund - Class B	(5.25%)	(1.25%)	1.10%
Davis Government Bond Fund - Class C	(1.92%)	(0.68%)	0.94%
Citigroup U.S. Treasury/Agency 1-3 Year Index - reflects no deduction for fees, expenses or taxes	0.86%	0.57%	2.15%
Davis Government Bond Fund - Class Y	0.20%	0.47%	1.96%

Davis Government Money Market Fund | Davis Government Money Market Fund - Class A

Highest/Lowest quarterly results during this time period were:

Highest 1.18% (quarter ended March 31, 2007)

Lowest 0.00% (quarter ended December 31, 2015)

Total return for the three months ended March 31, 2017 (non-annualized) was 0.01%.

Davis Government Money Market Fund 7-Day Yield, Class A, B, C & Y Shares

as of December 31, 2016

7-Day Yield 0.00%

You can obtain the Fund's most recent 7-day Yield by calling Investor Services toll-free at 1-800-279-0279, Monday through Friday, from 9 a.m. to 6 p.m. Eastern time.

Davis Government Money Market Fund
Fund Summary: Davis Government Money Market Fund
Investment Objective
The Fund seeks as high a level of current income as is consistent with the principle of preservation of capital and maintenance of liquidity.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Davis Government Money Market Fund	Davis Government Money Market Fund - Class A	Davis Government Money Market Fund - Class B	Davis Government Money Market Fund - Class C	Davis Government Money Market Fund - Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	none	none
Maximum deferred sales charge (as a percentage of the amount redeemed)	none	none	none	none
Redemption or exchange fee	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Davis Government Money Market Fund		Davis Government Money Market Fund - Class A	Davis Government Money Market Fund - Class B	Davis Government Money Market Fund - Class C	Davis Government Money Market Fund - Class Y
Management fees		0.50%	0.50%	0.50%	0.50%
Distribution and/or service (12b-1) fees		none	none	none	none
Other Expenses (as a percentage of net assets)		0.20%	0.20%	0.20%	0.20%
Total annual fund operating expenses		0.70%	0.70%	0.70%	0.70%
Fee Waiver or Reimbursement (as a percentage of net assets)	[1]	(0.32%)	(0.32%)	(0.32%)	(0.32%)
Net Expenses (as a percentage of net assets)		0.38%	0.38%	0.38%	0.38%
[1]	The Adviser is contractually committed to waive fees and/or reimburse the Fund's expenses such that net investment income will not be less than zero until May 1, 2018. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may recapture from the assets of the Fund any of the operating expenses it has reimbursed (but not any of the management fees which it has waived) until the end of the third calendar year after the end of the calendar year in which such reimbursement occurs, subject to certain limitations. This recapture could negatively affect the Fund's future yield.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Davis Government Money Market Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Davis Government Money Market Fund - Class A	72	224	390	871
Davis Government Money Market Fund - Class B	72	224	390	871
Davis Government Money Market Fund - Class C	72	224	390	871
Davis Government Money Market Fund - Class Y	72	224	390	871

Expense Example, No Redemption - Davis Government Money Market Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Davis Government Money Market Fund - Class A	72	224	390	871
Davis Government Money Market Fund - Class B	72	224	390	871
Davis Government Money Market Fund - Class C	72	224	390	871
Davis Government Money Market Fund - Class Y	72	224	390	871

Principal Investment Strategies

The Fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share. There can be no guarantee that the Fund will be successful in maintaining a $1.00 share price.

Davis Government Money Market Fund invests exclusively in U.S. Treasury securities, U.S. Government agency securities, U.S. Government agency mortgage securities (collectively "U.S. Government Securities"), and repurchase agreements collateralized by U.S. Government Securities. As a government money market fund, the Fund normally invests at least 99.5% of its total assets in U.S. Government Securities, repurchase agreements collateralized by cash and/or U.S. Government Securities, and cash. The Fund seeks to maintain liquidity and preserve capital by carefully monitoring the maturity of its investments. The Fund's portfolio maintains a dollar-weighted average maturity of sixty days or less.

Principal Risks of Investing in Davis Government Money Market Fund

The principal risks of investing in the Fund are:

  Changes in Debt Rating Risk. If a rating agency gives a fixed income security or its issuer a low rating, the value of the security will decline because investors will demand a higher rate of return.
  Credit Risk. The issuer of a fixed income security (potentially even the U.S. Government) may be unable to make timely payments of interest and principal.
  Fees and Expenses Risk. The Fund may not earn enough through income to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return that a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low-return environment, or a bear market, increases the risk that a shareholder may lose money.
  Inflation Risk. Also called purchasing power risk, this is the chance that the cash flows from an investment won't be worth as much in the future because of changes in purchasing power due to inflation.
  Interest Rate Risk. Interest rate increases can cause the price of a debt security to decrease.
  Repurchase Agreement Risk. The repurchase obligation of the seller is, in effect, secured by the underlying securities. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses.
  U.S. Government Securities Risk. Generally, government securities, like other debt securities, are interest rate sensitive. During periods of falling interest rates, the values of debt securities held by the Fund generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating services in their ratings of debt securities and changes in the ability of an issuer to make payments of interest and principal also will affect the value of these investments.
  Variable Current Income Risk. The income that the Fund pays to investors is not stable.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Performance Results
The bar chart below provides some indication of the risks of investing in Davis Government Money Market Fund by showing how the Fund's investment results have varied from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.
Calendar year total returns for all classes of shares

Average Annual Total Returns
for the periods ended December 31, 2016
Average Annual Total Returns - Davis Government Money Market Fund	1 YEAR	5 YEARS	10 YEARS
Davis Government Money Market Fund - Class A	0.08%	0.05%	0.74%
Davis Government Money Market Fund - Class B	0.08%	0.05%	0.74%
Davis Government Money Market Fund - Class C	0.08%	0.05%	0.74%
Davis Government Money Market Fund - Class Y	0.08%	0.05%	0.74%

Davis Financial Fund | Davis Financial Fund - Class A

Highest/Lowest quarterly results during this time period were:

Highest 28.82% (quarter ended June 30, 2009)

Lowest -27.10% (quarter ended December 31, 2008)

Total return for the three months ended March 31, 2017 (non-annualized) was 4.13%.

Davis Financial Fund
Fund Summary: Davis Financial Fund
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the "How to Choose a Share Class" section of the Fund's prospectus on page 44 and in the "Selecting the Appropriate Class of Shares" section of the Fund's statement of additional information on page 42. In addition, descriptions of the sales load waivers and/or discounts for Class A shares with respect to certain financial intermediaries are reproduced in "Appendix A: Intermediary-Specific Sales Charge Waivers and Discounts" to the statutory prospectus based on information provided by the financial intermediary.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Davis Financial Fund	Davis Financial Fund - Class A	Davis Financial Fund - Class B	Davis Financial Fund - Class C	Davis Financial Fund - Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	none	none	none
Maximum deferred sales charge (as a percentage of the amount redeemed)	0.50%	4.00%	1.00%	none
Redemption or exchange fee	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Davis Financial Fund	Davis Financial Fund - Class A	Davis Financial Fund - Class B	Davis Financial Fund - Class C	Davis Financial Fund - Class Y
Management fees	0.55%	0.55%	0.55%	0.55%
Distribution and/or service (12b-1) fees	0.19%	1.00%	1.00%	none
Other Expenses (as a percentage of net assets)	0.18%	0.53%	0.19%	0.17%
Total annual fund operating expenses	0.92%	2.08%	1.74%	0.72%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Davis Financial Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Davis Financial Fund - Class A	564	754	960	1,553
Davis Financial Fund - Class B	611	952	1,319	1,972
Davis Financial Fund - Class C	277	548	944	2,052
Davis Financial Fund - Class Y	74	230	401	894

Expense Example, No Redemption - Davis Financial Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Davis Financial Fund - Class A	564	754	960	1,553
Davis Financial Fund - Class B	211	652	1,119	1,972
Davis Financial Fund - Class C	177	548	944	2,052
Davis Financial Fund - Class Y	74	230	401	894

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.
Principal Investment Strategies

Davis Selected Advisers, L.P. ("Davis Advisors" or the "Adviser"), the Fund's investment adviser, uses the Davis Investment Discipline to invest at least 80% of the Fund's net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the financial services sector. The Fund invests principally in common stocks (including indirect holdings of common stock through depositary receipts). The Fund may invest in large, medium, or small companies without regard to market capitalization and may invest in issuers in foreign countries, including countries with developed or emerging markets

A company is principally engaged in financial services if it owns financial services-related assets that constitute at least 50% of the value of all of its assets, or if it derives at least 50% of its revenues from providing financial services. Companies are classified by GICS based on their principal business activity. Revenue is a key factor in determining a firm's principal business activity. Companies with their principal business activity in one of the following areas are considered financial services firms: banks, thrifts and mortgage, specialized finance, consumer finance, asset management, custody, investment banking, brokerage, insurance, financial exchanges and data, and mortgage REITs.

Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors' estimate of the company's intrinsic value based upon fundamental analysis of cash flows, assets and liabilities, and other criteria which Davis Advisors deems to be material on a company-by-company basis. Davis Advisors' goal is to invest in companies for the long term (ideally, five years or longer, although this goal may not be met). Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive, to raise cash to purchase a more attractive investment opportunity, satisfy net redemptions, or other purposes.

Principal Risks of Investing in Davis Financial Fund

You may lose money by investing in the Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

  Common Stock Risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer's other securities, including preferred, convertible, and debt securities.
  Credit Risk. Financial institutions are often highly leveraged and may not be able to make timely payments of interest and principal.
  Depositary Receipts Risk. Depositary receipts, consisting of American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities. Depositary receipts may trade at a discount, or a premium, to the underlying security and may be less liquid than the underlying securities listed on an exchange.
  Fees and Expenses Risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return that a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low-return environment, or a bear market, increases the risk that a shareholder may lose money.
  Financial Services Risk. Risks of investing in the financial services sector include: (i) systemic risk: factors outside the control of a particular financial institution may adversely affect the ability of the financial institution to operate normally or may impair its financial condition; (ii) regulatory actions: financial services companies may suffer setbacks if regulators change the rules under which they operate; (iii) changes in interest rates: unstable and/or rising interest rates may have a disproportionate effect on companies in the financial services sector; (iv) non-diversified loan portfolios: financial services companies may have concentrated portfolios that makes them vulnerable to economic conditions that affect an industry; (v) credit: financial services companies may have exposure to investments or agreements that may lead to losses; and (vi) competition: the financial services sector has become increasingly competitive.
  Focused Portfolio Risk. Funds that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the value of the Fund's total portfolio.
  Foreign Country Risk. Securities of foreign companies (including ADRs) may be subject to greater risk as foreign economies may not be as strong or diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the United States. There may also be less information publicly available regarding the non-U.S. issuers and their securities. These securities may be less liquid (and, in some cases, may be illiquid) and could be harder to value than more liquid securities.
  Foreign Currency Risk. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. For example, when the Fund holds a security that is denominated in a foreign currency, a decline of that foreign currency against the U.S. dollar would generally cause the value of the Fund's shares to decline.
  Headline Risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, management or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company's stock may never recover or may become worthless.
  Interest Rate Sensitivity Risk. Interest rates may have a powerful influence on the earnings of financial institutions.
  Large-Capitalization Companies Risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid- and small-capitalization companies.
  Manager Risk. Poor security selection or focus on securities in a particular sector, category or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
  Mid- and Small-Capitalization Companies Risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid- and small-capitalization companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
  Stock Market Risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person.
Performance Results

The bar chart below provides some indication of the risks of investing in Davis Financial Fund by showing how the Fund's investment results have varied from year to year. The following table shows how the Fund's average annual total returns for the periods indicated compare with those of the S&P 500(R) Index, a broad based securities market index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Calendar year total returns for Class A shares (Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown)

Average Annual Total Returns
for the periods ended December 31, 2016 (with maximum sales charge)
Average Annual Total Returns - Davis Financial Fund	1 YEAR	5 YEARS	10 YEARS
Davis Financial Fund - Class A	9.57%	14.37%	4.06%
Davis Financial Fund - Class A | After taxes on distributions	9.15%	13.37%	3.14%
Davis Financial Fund - Class A | After taxes on distributions and sale of fund shares	5.78%	11.45%	3.10%
Davis Financial Fund - Class B	9.71%	13.96%	3.78%
Davis Financial Fund - Class C	13.08%	14.46%	3.64%
S&P 500® Index - reflects no deduction for fees, expenses or taxes	11.96%	14.66%	6.95%
Davis Financial Fund - Class Y	15.27%	15.69%	4.72%

Davis Appreciation & Income Fund | Davis Appreciation & Income Fund - Class A

Highest/Lowest quarterly results during this time period were:

Highest 23.58% (quarter ended September 30, 2009)

Lowest -28.75% (quarter ended December 31, 2008)

Total return for the three months ended March 31, 2017 (non-annualized) was 3.71%.

Davis Appreciation & Income Fund 30-Day SEC Yield, Class A Shares

as of December 31, 2016

30-Day SEC Yield 1.04%

You can obtain the Fund's most recent 30-day SEC Yield by calling Investor Services toll-free at 1-800-279-0279, Monday through Friday, from 9 a.m. to 6 p.m. Eastern time.

Davis Appreciation & Income Fund
Fund Summary: Davis Appreciation & Income Fund
Investment Objective
The Fund seeks total return through a combination of growth and income.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the "How to Choose a Share Class" section of the Fund's prospectus on page 44 and in the "Selecting the Appropriate Class of Shares" section of the Fund's statement of additional information on page 42. In addition, descriptions of the sales load waivers and/or discounts for Class A shares with respect to certain financial intermediaries are reproduced in "Appendix A: Intermediary-Specific Sales Charge Waivers and Discounts" to the statutory prospectus based on information provided by the financial intermediary.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Davis Appreciation & Income Fund	Davis Appreciation & Income Fund - Class A	Davis Appreciation & Income Fund - Class B	Davis Appreciation & Income Fund - Class C	Davis Appreciation & Income Fund - Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	none	none	none
Maximum deferred sales charge (as a percentage of the amount redeemed)	0.50%	4.00%	1.00%	none
Redemption or exchange fee	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Davis Appreciation & Income Fund	Davis Appreciation & Income Fund - Class A	Davis Appreciation & Income Fund - Class B	Davis Appreciation & Income Fund - Class C	Davis Appreciation & Income Fund - Class Y
Management fees	0.55%	0.55%	0.55%	0.55%
Distribution and/or service (12b-1) fees	0.16%	1.00%	1.00%	none
Other Expenses (as a percentage of net assets)	0.20%	0.53%	0.20%	0.15%
Total annual fund operating expenses	0.91%	2.08%	1.75%	0.70%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Davis Appreciation & Income Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Davis Appreciation & Income Fund - Class A	563	751	955	1,541
Davis Appreciation & Income Fund - Class B	611	952	1,319	1,968
Davis Appreciation & Income Fund - Class C	278	551	949	2,062
Davis Appreciation & Income Fund - Class Y	72	224	390	871

Expense Example, No Redemption - Davis Appreciation & Income Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Davis Appreciation & Income Fund - Class A	563	751	955	1,541
Davis Appreciation & Income Fund - Class B	211	652	1,119	1,968
Davis Appreciation & Income Fund - Class C	178	551	949	2,062
Davis Appreciation & Income Fund - Class Y	72	224	390	871

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 109% of the average value of its portfolio.
Principal Investment Strategies

Davis Selected Advisers, L.P. ("Davis Advisors" or the "Adviser"), the Fund's investment adviser, uses the Davis Investment Discipline to invest Davis Appreciation & Income Fund's assets in a balanced portfolio of common stock, convertible securities, preferred stock, and bonds. The Fund may also hold cash. The Fund may invest in large, medium, or small companies without regard to market capitalization and may invest in securities issued by either domestic or foreign companies.

The Fund's investments in common stock issued by companies across the spectrum of market capitalizations are purchased primarily for their growth potential. Fixed income securities, consisting of both investment grade and high-yield, high-risk debt securities ("junk bonds"), are purchased both for current income and to provide diversification. Convertible securities, which include both preferred stock and bonds and may be "converted" into common stock if the company grows, offer both growth potential, some income, and may provide downside protection. In the current market, Davis Advisors' portfolio managers expect to continue investing a significant portion of the Fund's assets in convertible securities.

Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors' estimate of the company's intrinsic value based upon fundamental analysis of cash flows, assets and liabilities, and other criteria which Davis Advisors deems to be material on a company-by-company basis. Davis Advisors' goal is to invest in companies for the long term (ideally, five years or longer, although this goal may not be met). Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive, or to raise cash to purchase a more attractive investment opportunity, to satisfy net redemptions, or other purposes.

Principal Risks of Investing in Davis Appreciation & Income Fund

You may lose money by investing in the Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

  Bonds and Other Debt Securities Risk. Corporations, governments and other issuers sell bonds and other debt securities to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Bonds and other debt securities generally are subject to credit risk and interest rate risk.
  Changes in Debt Rating Risk. If a rating agency gives a fixed income security or its issuer a low rating, the value of the security will decline because investors will demand a higher rate of return.
  Common Stock Risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer's other securities, including preferred, convertible, and debt securities.
  Convertible Securities Risk. The Fund often invests a substantial portion of its assets in convertible securities. Convertible securities are often lower-quality debt securities.
  Credit Risk. The issuer of a fixed income security (potentially even the U.S. Government) may be unable to make timely payments of interest and principal.
  Depositary Receipts Risk. Depositary receipts, consisting of American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities. Depositary receipts may trade at a discount, or a premium, to the underlying security and may be less liquid than the underlying securities listed on an exchange.
  Extension and Prepayment Risk. Extension risk occurs when borrowers maintain their existing debt obligations until they come due instead of choosing to prepay them. Prepayment risk occurs when borrowers prepay their debt obligations more quickly than usual so that they can refinance at a lower rate. The pace at which borrowers prepay affects the yield and the cash flow to holders of securities and the market value of those securities.
  Fees and Expenses Risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return that a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low-return environment, or a bear market, increases the risk that a shareholder may lose money.
  Foreign Country Risk. Securities of foreign companies (including ADRs) may be subject to greater risk, as foreign economies may not be as strong or diversified, foreign political systems may not be as stable and foreign financial reporting standards may not be as rigorous as they are in the United States. There may also be less information publicly available regarding the non-U.S. issuers and their securities. These securities may be less liquid (and, in some cases, may be illiquid) and could be harder to value than more liquid securities.
  Headline Risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, management or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company's stock may never recover or may become worthless.
  High-Yield, High-Risk Debt Securities Risk. Issuers of these debt securities are unlikely to have a cushion from which to make their payments when their earnings are poor or when the economy in general is in decline. These issuers are likely to have a substantial amount of other debt which will be senior to the high-yield, high-risk debt securities. An issuer must be current on its senior obligations before it can pay bondholders.
  Interest Rate Risk. Interest rate increases can cause the price of a debt security to decrease.
  Large-Capitalization Companies Risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid- and small-capitalization companies.
  Manager Risk. Poor security selection or focus on securities in a particular sector, category or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
  Mid- and Small-Capitalization Companies Risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid- and small-capitalization companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
  Preferred Stock Risk. Preferred stock is a form of equity security and is generally ranked behind an issuer's debt securities in claims for dividends and assets of an issuer in a liquidation or bankruptcy. An adverse event may have a negative impact on a company and could result in a decline in the price of its preferred stock.
  Stock Market Risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
  Variable Current Income Risk. The income that the Fund pays to investors is not stable.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person.
Performance Results

The bar chart below provides some indication of the risks of investing in Davis Appreciation & Income Fund by showing how the Fund's investment results have varied from year to year. The following table shows how the Fund's average annual total returns for the periods indicated compare with those of the S&P 500(R) Index, a broad based securities market index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Calendar year total returns for Class A shares (Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown)

Average Annual Total Returns
for the periods ended December 31, 2016 (with maximum sales charge)
Average Annual Total Returns - Davis Appreciation & Income Fund	1 YEAR	5 YEARS	10 YEARS
Davis Appreciation & Income Fund - Class A	4.02%	6.50%	3.08%
Davis Appreciation & Income Fund - Class A | After taxes on distributions	3.74%	6.20%	2.63%
Davis Appreciation & Income Fund - Class A | After taxes on distributions and sale of fund shares	2.49%	5.08%	2.36%
Davis Appreciation & Income Fund - Class B	4.00%	6.14%	2.94%
Davis Appreciation & Income Fund - Class C	7.33%	6.65%	2.75%
S&P 500® Index - reflects no deduction for fees, expenses or taxes	11.96%	14.66%	6.95%
Davis Appreciation & Income Fund - Class Y	9.44%	7.73%	3.81%

Davis Real Estate Fund | Davis Real Estate Fund - Class A

Highest/Lowest quarterly results during this time period were:

Highest 32.10% (quarter ended June 30, 2009)

Lowest -42.31% (quarter ended December 31, 2008)

Total return for the three months ended March 31, 2017 (non-annualized) was 0.08%.

Davis Real Estate Fund 30-Day SEC Yield, Class A Shares

as of December 31, 2016

30-Day SEC Yield 1.07%

You can obtain the Fund's most recent 30-day SEC Yield by calling Investor Services toll-free at 1-800-279-0279, Monday through Friday, from 9 a.m. to 6 p.m. Eastern time.

Davis Real Estate Fund
Fund Summary: Davis Real Estate Fund
Investment Objective
The Fund seeks total return through a combination of growth and income.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the "How to Choose a Share Class" section of the Fund's prospectus on page 44 and in the "Selecting the Appropriate Class of Shares" section of the Fund's statement of additional information on page 42. In addition, descriptions of the sales load waivers and/or discounts for Class A shares with respect to certain financial intermediaries are reproduced in "Appendix A: Intermediary-Specific Sales Charge Waivers and Discounts" to the statutory prospectus based on information provided by the financial intermediary.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Davis Real Estate Fund	Davis Real Estate Fund - Class A	Davis Real Estate Fund - Class B	Davis Real Estate Fund - Class C	Davis Real Estate Fund - Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	none	none	none
Maximum deferred sales charge (as a percentage of the amount redeemed)	0.50%	4.00%	1.00%	none
Redemption or exchange fee	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Davis Real Estate Fund	Davis Real Estate Fund - Class A	Davis Real Estate Fund - Class B	Davis Real Estate Fund - Class C	Davis Real Estate Fund - Class Y
Management fees	0.55%	0.55%	0.55%	0.55%
Distribution and/or service (12b-1) fees	0.17%	1.00%	1.00%	none
Other Expenses (as a percentage of net assets)	0.21%	0.49%	0.27%	0.18%
Total annual fund operating expenses	0.93%	2.04%	1.82%	0.73%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Davis Real Estate Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Davis Real Estate Fund - Class A	565	757	965	1,564
Davis Real Estate Fund - Class B	607	940	1,298	1,948
Davis Real Estate Fund - Class C	285	573	985	2,137
Davis Real Estate Fund - Class Y	75	233	406	906

Expense Example, No Redemption - Davis Real Estate Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Davis Real Estate Fund - Class A	565	757	965	1,564
Davis Real Estate Fund - Class B	207	640	1,098	1,948
Davis Real Estate Fund - Class C	185	573	985	2,137
Davis Real Estate Fund - Class Y	75	233	406	906

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53% of the average value of its portfolio.
Principal Investment Strategies

Davis Selected Advisers, L.P. ("Davis Advisors" or the "Adviser"), the Fund's investment adviser, uses the Davis Investment Discipline to invest at least 80% of the Fund's net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the real estate industry. The Fund invests principally in common stocks of domestic companies and may invest in foreign companies (including indirect holdings of a foreign issuer's common stock through depositary receipts).

A company is principally engaged in the real estate industry if it owns real estate or real estate-related assets that constitute at least 50% of the value of all of its assets, or if it derives at least 50% of its revenues or net profits from owning, financing, developing, managing or selling real estate, or from offering products or services that are related to real estate. Issuers of real estate securities include real estate investment trusts (REITs), brokers, developers, lenders, and companies with substantial real estate holdings such as paper, lumber, hotel, and entertainment companies. Most of Davis Real Estate Fund's real estate securities are, and will likely continue to be, interests in publicly traded REITs. REITs pool investors' funds to make real estate-related investments, such as buying interests in income-producing property or making loans to real estate developers.

Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors' estimate of the company's intrinsic value based upon fundamental analysis of cash flows, assets and liabilities, and other criteria which Davis Advisors deems to be material on a company-by-company basis. Davis Advisors' goal is to invest in companies for the long term (ideally, five years or longer, although this goal may not be met). Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive, to raise cash to purchase a more attractive investment opportunity, to satisfy net redemptions, or other purposes.

Principal Risks of Investing in Davis Real Estate Fund

You may lose money by investing in the Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

  Common Stock Risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer's other securities, including preferred, convertible, and debt securities.
  Fees and Expenses Risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return that a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low-return environment, or a bear market, increases the risk that a shareholder may lose money.
  Focused Portfolio Risk. Funds that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the value of the Fund's total portfolio.
  Headline Risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, management or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company's stock may never recover or may become worthless.
  Large-Capitalization Companies Risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid- and small-capitalization companies.
  Manager Risk. Poor security selection or focus on securities in a particular sector, category or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
  Mid- and Small-Capitalization Companies Risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid- and small- capitalization companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
  Real Estate Risk. Real estate securities are susceptible to the many risks associated with the direct ownership of real estate, including declines in property values, increases in property taxes, operating expenses, interest rates or competition, overbuilding, changes in zoning laws, or losses from casualty or condemnation.
  Stock Market Risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
  Variable Current Income Risk. The income that the Fund pays to investors is not stable.
Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person.
Performance Results

The bar chart below provides some indication of the risks of investing in Davis Real Estate Fund by showing how the Fund's investment results have varied from year to year. The following table shows how the Fund's average annual total returns for the periods indicated compare with those of the S&P 500(R) Index, a broad based securities market index, and of the Wilshire U.S. Real Estate Securities Index. The Wilshire U.S. Real Estate Securities Index is a measure of the performance of publicly traded real estate securities. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Calendar year total returns for Class A shares (Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.)

Average Annual Total Returns
for the periods ended December 31, 2016 (with maximum sales charge)
Average Annual Total Returns - Davis Real Estate Fund	1 YEAR	5 YEARS	10 YEARS
Davis Real Estate Fund - Class A	4.50%	9.29%	2.03%
Davis Real Estate Fund - Class A | After taxes on distributions	3.80%	8.70%	1.14%
Davis Real Estate Fund - Class A | After taxes on distributions and sale of fund shares	2.57%	7.05%	1.37%
Davis Real Estate Fund - Class B	4.51%	8.88%	1.79%
Davis Real Estate Fund - Class C	7.71%	9.40%	1.68%
S&P 500® Index - reflects no deduction for fees, expenses or taxes	11.96%	14.66%	6.95%
Wilshire U.S. Real Estate Securities Index - reflects no deduction for fees, expenses or taxes	7.62%	12.24%	4.80%
Davis Real Estate Fund - Class Y	9.90%	10.60%	2.82%